The Glenmede Fund, Inc.
Core Fixed Income Portfolio
Government Cash Portfolio
International Portfolio
Large Cap 100 Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Small Cap Equity Portfolio
Strategic Equity Portfolio
Tax-Exempt Cash Portfolio
U.S. Emerging Growth Portfolio
Supplement dated January 3, 2007 to the Prospectuses and Statement of Additional Information, each dated February 28, 2006

The Glenmede Portfolios
Muni Intermediate Portfolio
New Jersey Muni Portfolio
Supplement dated January 3, 2007 to the Prospectus and Statement of Additional Information, each dated February 28, 2006

This Supplement supersedes the Supplement dated September 27, 2006 for the Muni Intermediate and New Jersey Muni Portfolios.

Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectuses and Statements of Additional Information.

Glenmede Investment Management LP (“GIM” or the “Advisor”), a newly formed limited partnership, wholly-owned by The Glenmede Trust Company, N.A.
(“Glenmede Trust”), became the investment advisor to the Core Fixed Income, Government Cash, International, Large Cap Growth, Large Cap 100, Large Cap Value,
Muni Intermediate, New Jersey Muni, Small Cap Equity, Strategic Equity, Tax-Exempt Cash and U.S. Emerging Growth Portfolios (the “Portfolios”) on January 1, 2007.
Prior thereto, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc. (“Glenmede Advisers”). On
January 1, 2007, Glenmede Advisers and GIM merged, and GIM succeeded to Glenmede Advisers’ investment adviser registration, acquired all of Glenmede Advisers’
assets and liabilities and undertook all rights, obligations and responsibilities of Glenmede Advisers under the Portfolios’ Investment Advisory Agreements and
Sub-Investment Advisory Agreement. Management personnel of Glenmede Advisers responsible for providing investment advisory services to the Portfolios under the Investment Advisory Agreements, including the portfolio managers and the supervisory personnel, are employees of GIM, where they continue to provide such services to the Portfolios. Therefore, management of the Portfolios has not been affected by this change. GIM, located at One Liberty Place, 1650 Market Street,
Suite 1200, Philadelphia, Pennsylvania 19103, currently has over $4 billion in assets under management.

* * *

Effective October 1, 2006, Mary Ann B. Wirts replaced Laura LaRosa as the Portfolio Manager primarily responsible for the management of the Muni Intermediate and New Jersey Muni Portfolios. Accordingly, the following information replaces the sixth and seventh paragraphs under the heading “Investment Advisor”
on page 26 of the Money Market Portfolios and Bond Portfolios Prospectus dated February 28, 2006.

Mary Ann B. Wirts, Managing Partner and Chief Administrative Officer of the Advisor, has been the portfolio manager primarily responsible for the management of the Tax-Exempt Cash Portfolio (since November 7, 1988), the Government Cash Portfolio (since November 1996), and the Muni Intermediate and New Jersey
Muni Portfolios (since October 2006). Mrs. Wirts has been employed by the Advisor since 2006, Glenmede Advisers from 1982-2006, and Glenmede Trust since 1982.

The following information replaces the last paragraph under the heading “Investment Advisor” on page 26.

The SAI provides additional information about Mrs. Wirts’ and Mr. Mahoney’s compensation, other accounts they manage, and their ownership of shares in the Portfolios they manage.

* * *

The following information is added to the tables appearing under the caption “Portfolio Managers” starting on page 33 of the Statement of Additional Information:

As of August 31, 2006, Mrs. Wirts was also primarily responsible for the day-to-day management of the following other accounts:

	Type of Accounts	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Performance-Based Advisory Fees	Total Assets Managed with Performance-Based Advisory Fees

Mary Ann B. Wirts	Registered Investment Companies	2	$1,446,690,505	None	0
	Other Pooled Investment Vehicles	None	0	None	0
	Other Accounts	1	$2,452,647	None	0

As of August 31, 2006, Mrs. Wirts did not beneficially own any shares of the Muni Intermediate Portfolio or New Jersey Muni Portfolio.